Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Disclosure of detailed information about intangible assets

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Acquisition value
At January 1, 2023	6,915	12,679	44,431	8,527	72,552
Additions	327	1,006	—	1,685	3,018
Disposals	(132)	(4,504)	—	(45)	(4,680)
Transfer between accounts	129	7,458	—	(7,603)	(16)
Currency translation	0	11	241	—	252
At December 31, 2023	7,239	16,649	44,673	2,564	71,125
Additions	315	79	—	1,477	1,871
Acquisition of a subsidiary	122	—	2,938	—	3,060
Disposals	(11)	(278)	—	—	(289)
Transfer between accounts	102	1,413	—	(1,516)	0
Currency translation	1	(33)	(139)	(2)	(173)
At December 31, 2024	7,768	17,830	47,472	2,523	75,593
Additions	470	330	48	1,371	2,220
Disposals	(529)	(388)	—	(17)	(934)
Transfer between accounts	41	1,410	(48)	(1,369)	33
Currency translation	(1)	(3)	(284)	(0)	(288)
Assets held for sale	(1)	(424)	—	—	(426)
At December 31, 2025	7,749	18,754	47,188	2,508	76,199

			Acquired	Developed
			customers,	technology and
	Patents and		technology and	software under
in 000€	licenses	Software	order backlog	construction	Total
Amortization & Impairments
At January 1, 2023	(4,829)	(10,799)	(16,957)	(2,090)	(34,676)
Amortization charge for the year	(755)	(3,027)	(2,722)	—	(6,504)
Impairments	—	—	(2,915)	—	(2,915)
Disposals	132	4,504	—	—	4,636
Currency translation	(0)	(10)	(191)	—	(202)
At December 31, 2023	(5,453)	(9,333)	(22,785)	(2,090)	(39,661)
Amortization charge for the year	(531)	(3,763)	(2,095)	—	(6,389)
Impairments	—	(46)	—	—	(46)
Disposals	11	278	—	—	289
Transfer between accounts	(0)	(0)	—	—	(0)
Currency translation	—	33	154	—	187
At December 31, 2024	(5,973)	(12,830)	(24,726)	(2,090)	(45,619)
Amortization charge for the year	(485)	(4,122)	(1,823)	—	(6,431)
Disposals	428	385	—	—	813
Currency translation	0	3	284	—	288
Assets held for sale	1	389	—	—	390
At December 31, 2025	(6,029)	(16,176)	(26,265)	(2,090)	(50,560)

Net carrying value
At December 31, 2025	1,721	2,578	20,923	418	25,639
At December 31, 2024	1,794	4,999	22,746	433	29,973
At December 31, 2023	1,786	7,316	21,887	474	31,464
At January 1, 2023	2,086	1,879	27,474	6,437	37,875